Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DBX ETF TRUST
Entity Central Index Key	0001503123
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000250300
Shareholder Report [Line Items]
Fund Name	Xtrackers Artificial Intelligence and Big Data ETF
Class Name	Xtrackers Artificial Intelligence and Big Data ETF
Trading Symbol	XAIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers Artificial Intelligence and Big Data ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XAIX	$47	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Nasdaq Global Artificial Intelligence and Big Data Index (the Underlying Index). The Underlying Index is designed to track the performance of a selection of companies engaged in the sub-themes of deep learning, image recognition, natural language processing (NLP), speech recognition & chatbots, big data, cloud computing and cybersecurity.

The Fund returned 67.27% for the period ended May 31, 2026. The Fund's underlying index returned 67.64% and the Fund's broad-based index the MSCI ACWI Index returned 30.27% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Financials. From a geographical perspective, Untied States, Korea and France were the positive contributors, while Germany, Japan and Hong Kong contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Artificial Intelligence and Big Data ETF - NAV	Nasdaq Global Artificial Intelligence and Big Data Index (the Underlying Index)	MSCI ACWI Index
8/2/24	$10,000	$10,000	$10,000
8/31/24	$10,267	$10,268	$10,390
9/30/24	$10,645	$10,648	$10,632
10/31/24	$10,595	$10,594	$10,393
11/30/24	$11,359	$11,357	$10,782
12/31/24	$11,114	$11,113	$10,527
1/31/25	$11,557	$11,559	$10,880
2/28/25	$11,249	$11,252	$10,815
3/31/25	$10,467	$10,469	$10,387
4/30/25	$10,733	$10,735	$10,484
5/31/25	$11,713	$11,721	$11,087
6/30/25	$12,787	$12,798	$11,585
7/31/25	$12,984	$12,994	$11,742
8/31/25	$12,979	$12,989	$12,032
9/30/25	$13,887	$13,901	$12,468
10/31/25	$14,769	$14,787	$12,747
11/30/25	$14,079	$14,095	$12,745
12/31/25	$14,399	$14,419	$12,878
1/31/26	$14,667	$14,690	$13,260
2/28/26	$14,302	$14,326	$13,430
3/31/26	$13,247	$13,268	$12,466
4/30/26	$15,839	$15,868	$13,734
5/31/26	$19,592	$19,648	$14,443

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 8/2/24
Xtrackers Artificial Intelligence and Big Data ETF - NAV	67.27%	44.41%
Nasdaq Global Artificial Intelligence and Big Data Index	67.64%	44.64%
MSCI ACWI Index	30.27%	22.25%

AssetsNet	$ 155,888,663
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 315,648
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	155,888,663
Number of Portfolio Holdings	93
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	315,648

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Semiconductors & Semiconductor Equipment	27%
Software	21%
Technology Hardware, Storage & Peripherals	17%
Communications Equipment	8%
Broadline Retail	7%
Interactive Media & Services	7%
Diversified Telecommunication Services	4%
IT Services	4%
Banks	3%
Commercial Banks	1%
Internet Software & Services	0%
Other	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	74%
South Korea	16%
Hong Kong	3%
Germany	2%
China	2%
Other	3%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	52.8% of Net Assets
Micron Technology, Inc.	9.0%
Samsung Electronics Co. Ltd.	8.3%
SK hynix, Inc.	7.7%
Intel Corp.	4.9%
Cisco Systems, Inc.	4.1%
Alphabet, Inc.	4.0%
Amazon.com, Inc.	3.8%
Apple, Inc.	3.8%
NVIDIA Corp.	3.7%
Oracle Corp.	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000242878
Shareholder Report [Line Items]
Fund Name	Xtrackers Cybersecurity Select Equity ETF
Class Name	Xtrackers Cybersecurity Select Equity ETF
Trading Symbol	PSWD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSWD	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Cyber Security ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria.

The Fund returned 14.41% for the period ended May 31, 2026. The Fund's underlying index returned 14.76% and the Fund's broad-based index the MSCI ACWI Index returned 30.27% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Internet Services & Infrastructure, Communications Equipment and Application Software. The Electronic Equipment & Instruments is the only sector that detracted from the performance. From a geographical perspective, the United States, Canada and Hong Kong were the positive contributors, while Japan, Germany and France contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Cybersecurity Select Equity ETF - NAV	Solactive Cyber Security ESG Screened Index (the Underlying Index)	MSCI ACWI Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,607	$10,520	$9,979
8/31/23	$10,507	$10,520	$9,979
9/30/23	$10,184	$10,188	$9,559
10/31/23	$9,657	$9,663	$9,241
11/30/23	$11,076	$11,071	$10,095
12/31/23	$12,109	$12,108	$10,624
1/31/24	$12,425	$12,378	$10,648
2/29/24	$12,766	$12,767	$11,093
3/31/24	$12,388	$12,388	$11,437
4/30/24	$11,739	$11,737	$11,056
5/31/24	$11,387	$11,392	$11,503
6/30/24	$12,102	$12,109	$11,837
7/31/24	$12,246	$12,255	$12,028
8/31/24	$12,881	$12,896	$12,334
9/30/24	$13,072	$13,087	$12,620
10/31/24	$12,748	$12,765	$12,337
11/30/24	$13,776	$13,800	$12,798
12/31/24	$13,334	$13,349	$12,495
1/31/25	$14,194	$14,216	$12,915
2/28/25	$13,910	$13,945	$12,837
3/31/25	$13,253	$13,280	$12,330
4/30/25	$13,727	$13,758	$12,445
5/31/25	$14,174	$14,203	$13,160
6/30/25	$14,995	$15,030	$13,751
7/31/25	$14,477	$14,511	$13,938
8/31/25	$14,676	$14,707	$14,282
9/30/25	$15,228	$15,262	$14,799
10/31/25	$14,812	$14,843	$15,130
11/30/25	$14,107	$14,138	$15,129
12/31/25	$13,562	$13,592	$15,286
1/31/26	$13,592	$13,624	$15,740
2/28/26	$12,455	$12,478	$15,942
3/31/26	$12,266	$12,292	$14,797
4/30/26	$13,091	$13,121	$16,302
5/31/26	$16,215	$16,298	$17,144

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers Cybersecurity Select Equity ETF - NAV	14.41%	18.22%
Solactive Cyber Security ESG Screened Index	14.76%	18.43%
MSCI ACWI Index	30.27%	20.52%

AssetsNet	$ 8,866,099
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,452
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	8,866,099
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	15,452

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Systems Software	57%
Internet Services & Infrastructure	22%
Application Software	7%
IT Consulting & Other Services	5%
Communications Equipment	5%
Research & Consulting Services	1%
Electronic Equipment, Instruments & Components	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	70%
Japan	7%
Australia	5%
China	4%
Israel	4%
Canada	3%
Malaysia	2%
Other	4%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	51.6% of Net Assets
Crowdstrike Holdings, Inc.	6.2%
Okta, Inc.	6.1%
Fortinet, Inc.	5.7%
Rubrik, Inc.	5.7%
Palo Alto Networks, Inc.	5.6%
NEXTDC Ltd.	4.8%
Akamai Technologies, Inc.	4.6%
F5, Inc.	4.4%
SentinelOne, Inc.	4.3%
Qualys, Inc.	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000130526
Shareholder Report [Line Items]
Fund Name	Xtrackers International Real Estate ETF
Class Name	Xtrackers International Real Estate ETF
Trading Symbol	HAUZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers International Real Estate ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HAUZ	$10	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the Underlying Index). The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam.

The Fund returned 9.54% for the period ended May 31, 2026. The Fund's underlying index returned 9.23% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 32.77% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Diversified Real Estate Activities, Real Estate Operating Companies and Retail REITs. The Interactive Media & Services, Office REITs and Real Estate Services sectors detracted from the performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Hong Kong, Japan and Israel while Germany, the United Kingdom and Philippines contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers International Real Estate ETF - NAV	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the Underlying Index)	MSCI ACWI ex USA Index
'16	$10,000	$10,000	$10,000
'16	$10,064	$10,057	$10,212
'16	$10,485	$10,509	$10,781
'16	$10,716	$10,735	$11,005
'16	$10,802	$10,848	$11,202
'16	$10,707	$10,755	$11,015
'16	$10,630	$10,682	$10,770
'16	$10,607	$10,657	$10,650
'17	$10,979	$11,051	$11,268
'17	$11,222	$11,314	$11,656
'17	$11,516	$11,620	$12,015
'17	$11,750	$11,860	$12,204
'17	$12,033	$12,148	$12,529
'17	$12,229	$12,361	$12,761
'17	$12,678	$12,831	$13,420
'17	$12,834	$12,997	$13,557
'17	$12,863	$13,034	$13,517
'17	$13,373	$13,565	$14,066
'17	$13,380	$13,578	$14,152
'17	$13,637	$13,860	$14,589
'18	$14,407	$14,630	$15,568
'18	$13,876	$14,115	$14,833
'18	$13,559	$13,796	$14,484
'18	$13,795	$14,061	$14,648
'18	$13,742	$14,006	$14,527
'18	$13,414	$13,685	$13,982
'18	$13,557	$13,838	$14,132
'18	$13,487	$13,797	$13,974
'18	$13,296	$13,606	$13,781
'18	$12,094	$12,383	$12,367
'18	$12,443	$12,745	$12,919
'18	$12,167	$12,460	$12,558
'19	$12,963	$13,287	$13,473
'19	$13,218	$13,591	$12,437
'19	$13,688	$14,084	$12,511
'19	$13,456	$13,845	$12,841
'19	$13,358	$13,749	$12,152
'19	$13,798	$14,194	$12,884
'19	$13,715	$14,106	$12,728
'19	$13,659	$14,042	$12,335
'19	$13,906	$14,297	$12,652
'19	$14,355	$14,759	$13,094
'19	$14,288	$14,690	$13,209
'19	$14,738	$15,150	$13,781
'20	$14,612	$15,025	$13,411
'20	$13,547	$13,929	$12,351
'20	$10,555	$10,844	$10,563
'20	$11,277	$11,584	$11,363
'20	$11,383	$11,689	$11,735
'20	$11,638	$11,939	$12,265
'20	$11,862	$12,168	$12,812
'20	$12,434	$12,754	$13,360
'20	$12,082	$12,396	$13,032
'20	$11,672	$11,974	$12,752
'20	$13,314	$13,663	$14,467
'20	$13,817	$14,174	$15,249
'21	$13,578	$13,927	$15,282
'21	$13,909	$14,265	$15,585
'21	$14,123	$14,480	$15,782
'21	$14,614	$14,979	$16,246
'21	$15,052	$15,428	$16,736
'21	$14,997	$15,365	$16,646
'21	$15,163	$15,535	$16,372
'21	$15,421	$15,792	$16,683
'21	$14,746	$15,111	$16,149
'21	$15,168	$15,539	$16,534
'21	$14,632	$14,994	$15,790
'21	$15,108	$15,471	$16,442
'22	$14,569	$14,919	$15,836
'22	$14,320	$14,674	$15,523
'22	$14,519	$14,865	$15,548
'22	$13,618	$13,937	$14,571
'22	$13,355	$13,658	$14,676
'22	$12,111	$12,386	$13,413
'22	$12,729	$13,018	$13,873
'22	$12,123	$12,401	$13,426
'22	$10,617	$10,848	$12,085
'22	$10,548	$10,774	$12,446
'22	$11,686	$11,935	$13,915
'22	$11,743	$11,988	$13,811
'23	$12,487	$12,748	$14,931
'23	$11,932	$12,179	$14,407
'23	$11,552	$11,792	$14,759
'23	$11,848	$12,096	$15,016
'23	$11,111	$11,340	$14,470
'23	$11,302	$11,531	$15,119
'23	$11,922	$12,167	$15,734
'23	$11,502	$11,737	$15,023
'23	$11,028	$11,258	$14,548
'23	$10,465	$10,683	$13,948
'23	$11,535	$11,779	$15,204
'23	$12,515	$12,782	$15,968
'24	$12,064	$12,326	$15,809
'24	$11,833	$12,090	$16,209
'24	$12,388	$12,658	$16,692
'24	$11,975	$12,236	$16,416
'24	$12,101	$12,355	$16,892
'24	$11,768	$12,007	$16,876
'24	$12,442	$12,699	$17,267
'24	$13,099	$13,369	$17,759
'24	$13,735	$14,025	$18,237
'24	$12,671	$12,930	$17,342
'24	$12,517	$12,770	$17,185
'24	$11,852	$12,083	$16,851
'25	$12,118	$12,351	$17,530
'25	$12,099	$12,324	$17,774
'25	$12,104	$12,332	$17,733
'25	$12,933	$13,176	$18,373
'25	$13,358	$13,610	$19,215
'25	$13,891	$14,599	$18,981
'25	$13,749	$14,442	$18,927
'25	$14,329	$15,049	$19,583
'25	$14,415	$15,137	$20,289
'25	$14,168	$14,880	$20,699
'25	$14,419	$15,142	$20,694
'25	$14,559	$15,283	$21,314
'26	$15,305	$16,066	$22,589
'26	$16,069	$16,869	$23,723
'26	$13,903	$14,584	$21,163
'26	$14,941	$15,675	$23,206
'26	$14,633	$15,339	$24,374

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers International Real Estate ETF - NAV	9.54%	-0.56%	3.88%
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index	9.23%	-0.74%	4.04%
MSCI ACWI ex USA Index	32.77%	8.80%	9.82%

AssetsNet	$ 1,045,668,212
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 942,205
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,045,668,212
Number of Portfolio Holdings	405
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	942,205

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate Operations/Development	35%
Diversified	15%
Warehouse/Industry	12%
Real Estate Management/Services	11%
Shopping Centers	10%
Office Property	5%
Apartments	3%
Regional Malls	2%
Health Care	1%
Building-Residential/Commercial	1%
Other	5%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	22%
Australia	13%
Hong Kong	12%
Singapore	6%
United Kingdom	6%
Canada	6%
Sweden	4%
France	4%
Israel	3%
Switzerland	3%
Germany	3%
Other	17%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	22.8% of Net Assets
Goodman Group (Australia)	4.8%
Mitsubishi Estate Co. Ltd. (Japan)	3.2%
Mitsui Fudosan Co. Ltd. (Japan)	2.7%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.3%
Sumitomo Realty & Development Co. Ltd. (Japan)	2.3%
Vonovia SE (Germany)	1.9%
Scentre Group (Australia)	1.5%
Swiss Prime Site AG (Switzerland)	1.4%
Link (Hong Kong)	1.4%
China Resources Land Ltd. (Hong Kong)	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000242879
Shareholder Report [Line Items]
Fund Name	Xtrackers Semiconductor Select Equity ETF
Class Name	Xtrackers Semiconductor Select Equity ETF
Trading Symbol	CHPS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CHPS	$31	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Semiconductor ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria.

The Fund returned 211.95% for the period ended May 31, 2026. The Fund's underlying index returned 212.27% and the Fund's broad-based index the MSCI ACWI Index returned 30.27% during the same period.

The Semiconductors, Semiconductor Materials & Equipment and Electronic Components sectors contributed positively to performance during the period. From a geographical perspective, the United States, Korea and Taiwan were the positive contributors to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Semiconductor Select Equity ETF - NAV	Solactive Semiconductor ESG Screened Index (the Underlying Index)	MSCI ACWI Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,415	$9,880	$9,979
8/31/23	$9,876	$9,880	$9,979
9/30/23	$9,232	$9,234	$9,559
10/31/23	$8,733	$8,736	$9,241
11/30/23	$10,280	$10,284	$10,095
12/31/23	$11,379	$11,383	$10,624
1/31/24	$11,515	$11,520	$10,648
2/29/24	$12,764	$12,770	$11,093
3/31/24	$13,296	$13,302	$11,437
4/30/24	$12,521	$12,527	$11,056
5/31/24	$13,698	$13,705	$11,503
6/30/24	$14,406	$14,413	$11,837
7/31/24	$13,560	$13,566	$12,028
8/31/24	$13,323	$13,326	$12,334
9/30/24	$13,211	$13,210	$12,620
10/31/24	$12,570	$12,568	$12,337
11/30/24	$12,328	$12,330	$12,798
12/31/24	$12,301	$12,301	$12,495
1/31/25	$12,617	$12,691	$12,915
2/28/25	$12,265	$12,266	$12,837
3/31/25	$11,099	$11,095	$12,330
4/30/25	$10,938	$10,933	$12,445
5/31/25	$12,143	$12,139	$13,160
6/30/25	$14,307	$14,303	$13,751
7/31/25	$14,092	$14,088	$13,938
8/31/25	$14,264	$14,259	$14,282
9/30/25	$16,356	$16,350	$14,799
10/31/25	$19,083	$19,080	$15,130
11/30/25	$18,585	$18,576	$15,129
12/31/25	$19,360	$19,351	$15,286
1/31/26	$23,108	$23,105	$15,740
2/28/26	$24,055	$24,053	$15,942
3/31/26	$21,465	$21,455	$14,797
4/30/26	$29,997	$29,990	$16,302
5/31/26	$37,880	$37,906	$17,144

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers Semiconductor Select Equity ETF - NAV	211.95%	58.60%
Solactive Semiconductor ESG Screened Index	212.27%	58.64%
MSCI ACWI Index	30.27%	20.52%

AssetsNet	$ 89,580,596
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 37,817
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	89,580,596
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	24
Total Net Advisory Fees Paid ($)	37,817

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Semiconductors	71%
Semiconductor Materials & Equipment	24%
Electronic Components	3%
Electronic Manufacturing Services	2%
Industrial Machinery & Supplies	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	61%
Taiwan	11%
South Korea	8%
Japan	7%
Netherlands	6%
Germany	2%
Other	5%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	49.4% of Net Assets
Micron Technology, Inc.	6.8%
SK hynix, Inc.	6.8%
Advanced Micro Devices, Inc.	6.5%
Intel Corp.	5.5%
QUALCOMM, Inc.	5.0%
Texas Instruments, Inc.	4.2%
Broadcom, Inc.	3.7%
MediaTek, Inc.	3.7%
Lam Research Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000242880
Shareholder Report [Line Items]
Fund Name	Xtrackers US Green Infrastructure Select Equity ETF
Class Name	Xtrackers US Green Infrastructure Select Equity ETF
Trading Symbol	UPGR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPGR	$48	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive United States Green Infrastructure ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria.

The Fund returned 71.61% for the period ended May 31, 2026. The Fund's underlying index returned 71.72% and the Fund's broad-based index the S&P Composite 1500® Index returned 29.67% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Materials and Energy. The Consumer Discretionary detracted from the performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers US Green Infrastructure Select Equity ETF - NAV	Solactive United States Green Infrastructure ESG Screened Index (the Underlying Index)	S&P Composite 1500® Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,154	$9,148	$10,085
8/31/23	$9,142	$9,148	$10,085
9/30/23	$8,138	$8,145	$9,599
10/31/23	$7,117	$7,125	$9,370
11/30/23	$7,581	$7,595	$10,221
12/31/23	$8,546	$8,566	$10,730
1/31/24	$7,626	$7,643	$10,873
2/29/24	$7,917	$7,939	$11,452
3/31/24	$8,017	$8,039	$11,836
4/30/24	$7,297	$7,313	$11,335
5/31/24	$8,085	$8,104	$11,893
6/30/24	$7,374	$7,389	$12,269
7/31/24	$7,978	$7,990	$12,477
8/31/24	$7,721	$7,736	$12,749
9/30/24	$7,770	$7,781	$13,011
10/31/24	$7,457	$7,463	$12,888
11/30/24	$7,934	$7,939	$13,682
12/31/24	$7,299	$7,297	$13,300
1/31/25	$7,386	$7,378	$13,678
2/28/25	$6,736	$6,727	$13,462
3/31/25	$6,169	$6,157	$12,703
4/30/25	$6,258	$6,246	$12,595
5/31/25	$6,912	$6,904	$13,379
6/30/25	$7,443	$7,436	$14,045
7/31/25	$7,913	$7,901	$14,352
8/31/25	$8,502	$8,493	$14,669
9/30/25	$9,461	$9,448	$15,171
10/31/25	$10,617	$10,605	$15,493
11/30/25	$10,042	$10,030	$15,553
12/31/25	$9,863	$9,852	$15,563
1/31/26	$10,808	$10,799	$15,824
2/28/26	$10,194	$10,183	$15,755
3/31/26	$9,645	$9,633	$14,970
4/30/26	$10,763	$10,752	$16,520
5/31/26	$11,862	$11,855	$17,349

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers US Green Infrastructure Select Equity ETF - NAV	71.61%	6.09%
Solactive United States Green Infrastructure ESG Screened Index	71.72%	6.07%
S&P Composite 1500® Index	29.67%	21.02%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

AssetsNet	$ 6,543,918
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 18,597
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	6,543,918
Number of Portfolio Holdings	47
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	18,597

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	62%
Materials	13%
Consumer Discretionary	11%
Utilities	6%
Information Technology	5%
Energy	4%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	33.8% of Net Assets
FuelCell Energy, Inc.	6.2%
Purecycle Technologies, Inc.	4.3%
Shoals Technologies Group, Inc.	3.4%
Bloom Energy Corp.	3.4%
First Solar, Inc.	2.9%
Energy Vault Holdings, Inc.	2.9%
Quantumscape Corp.	2.7%
Plug Power, Inc.	2.7%
Eos Energy Enterprises, Inc.	2.7%
Fluence Energy, Inc.	2.6%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000245888
Shareholder Report [Line Items]
Fund Name	Xtrackers US National Critical Technologies ETF
Class Name	Xtrackers US National Critical Technologies ETF
Trading Symbol	CRTC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRTC	$39	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Whitney U.S. Critical Technologies Index (the Underlying Index). The Underlying Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating.

The Fund returned 25.47% for the period ended May 31, 2026. The Fund's underlying index returned 25.40% and the Fund's broad-based index the MSCI World Index returned 27.49% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Industrials. The Health Care, Financials and Real Estate sectors detracted from the performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers US National Critical Technologies ETF - NAV	Solactive Whitney U.S. Critical Technologies Index (the Underlying Index)	MSCI World Index
11/16/23	$10,000	$10,000	$10,000
11/30/23	$10,207	$10,205	$10,170
12/31/23	$10,699	$10,699	$10,661
1/31/24	$10,979	$10,978	$10,794
2/29/24	$11,402	$11,402	$11,249
3/31/24	$11,814	$11,816	$11,597
4/30/24	$11,334	$11,335	$11,177
5/31/24	$11,770	$11,768	$11,672
6/30/24	$12,188	$12,187	$11,923
7/31/24	$12,254	$12,252	$12,133
8/31/24	$12,412	$12,408	$12,454
9/30/24	$12,657	$12,653	$12,682
10/31/24	$12,498	$12,494	$12,431
11/30/24	$13,096	$13,090	$13,001
12/31/24	$12,632	$12,626	$12,662
1/31/25	$13,082	$13,076	$13,109
2/28/25	$12,815	$12,808	$13,015
3/31/25	$12,106	$12,100	$12,435
4/30/25	$12,078	$12,071	$12,546
5/31/25	$13,011	$13,001	$13,288
6/30/25	$13,813	$13,805	$13,862
7/31/25	$14,236	$14,228	$14,040
8/31/25	$14,318	$14,309	$14,406
9/30/25	$14,820	$14,809	$14,870
10/31/25	$15,184	$15,174	$15,167
11/30/25	$14,938	$14,926	$15,210
12/31/25	$15,020	$15,009	$15,333
1/31/26	$15,337	$15,327	$15,676
2/28/26	$15,181	$15,170	$15,791
3/31/26	$14,520	$14,512	$14,785
4/30/26	$15,464	$15,450	$16,204
5/31/26	$16,324	$16,304	$16,941

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 11/16/23
Xtrackers US National Critical Technologies ETF - NAV	25.47%	21.26%
Solactive Whitney U.S. Critical Technologies Index	25.40%	21.20%
MSCI World Index	27.49%	23.04%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 129,968,177
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 408,739
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	129,968,177
Number of Portfolio Holdings	218
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	408,739

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	39%
Communication Services	14%
Industrials	13%
Health Care	13%
Energy	6%
Consumer Discretionary	5%
Utilities	5%
Materials	3%
Financials	0%
Real Estate	0%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	36.5% of Net Assets
Alphabet, Inc.	5.1%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.9%
NVIDIA Corp.	4.6%
Meta Platforms, Inc.	4.4%
Advanced Micro Devices, Inc.	3.9%
Exxon Mobil Corp.	2.8%
Cisco Systems, Inc.	2.2%
Lam Research Corp.	1.8%
Oracle Corp.	1.8%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000125568
Shareholder Report [Line Items]
Fund Name	Xtrackers Harvest CSI 300 China A‑Shares ETF
Class Name	Xtrackers Harvest CSI 300 China A‑Shares ETF
Trading Symbol	ASHR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHR	$78	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the Underlying Index). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market.

The Fund returned 38.86% for the period ended May 31, 2026. The Fund's underlying index returned 38.62% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 32.77% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Industrials and Materials. The Consumer Discretionary, Consumer Staples and Health Care sectors detracted from performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Harvest CSI 300 China A-Shares ETF - NAV	CSI 300 Index (the Underlying Index)	MSCI ACWI ex USA Index
'16	$10,000	$10,000	$10,000
'16	$9,912	$9,921	$9,847
'16	$10,257	$10,158	$10,334
'16	$10,569	$10,524	$10,399
'16	$10,350	$10,311	$10,528
'16	$10,438	$10,418	$10,376
'16	$10,851	$10,863	$10,136
'16	$10,050	$10,026	$10,395
'17	$10,508	$10,410	$10,764
'17	$10,665	$10,630	$10,935
'17	$10,644	$10,607	$11,213
'17	$10,560	$10,550	$11,453
'17	$10,964	$10,851	$11,824
'17	$11,538	$11,535	$11,861
'17	$11,929	$11,934	$12,298
'17	$12,455	$12,462	$12,363
'17	$12,399	$12,386	$12,592
'17	$12,968	$13,015	$12,829
'17	$12,986	$13,053	$12,933
'17	$13,247	$13,331	$13,222
'18	$14,510	$14,618	$13,959
'18	$13,571	$13,691	$13,300
'18	$13,237	$13,336	$13,046
'18	$12,666	$12,758	$13,274
'18	$12,648	$12,816	$12,968
'18	$11,361	$11,522	$12,724
'18	$11,177	$11,277	$13,029
'18	$10,565	$10,703	$12,756
'18	$10,856	$10,962	$12,814
'18	$9,811	$9,936	$11,772
'18	$9,915	$10,032	$11,883
'18	$9,531	$9,647	$11,345
'19	$10,362	$10,490	$12,202
'19	$11,878	$12,055	$12,441
'19	$12,485	$12,651	$12,515
'19	$12,591	$12,756	$12,846
'19	$11,379	$11,590	$12,156
'19	$12,159	$12,365	$12,888
'19	$12,197	$12,441	$12,732
'19	$11,676	$11,889	$12,339
'19	$11,758	$11,993	$12,656
'19	$12,132	$12,367	$13,098
'19	$11,974	$12,198	$13,214
'19	$12,920	$13,168	$13,786
'20	$11,348	$12,944	$13,415
'20	$12,382	$12,605	$12,355
'20	$11,388	$11,648	$10,566
'20	$12,110	$12,441	$11,367
'20	$11,893	$12,155	$11,739
'20	$12,985	$13,326	$12,269
'20	$14,891	$15,297	$12,816
'20	$15,600	$16,019	$13,365
'20	$15,007	$15,363	$13,036
'20	$15,555	$16,009	$12,756
'20	$16,712	$17,176	$14,472
'20	$17,757	$18,206	$15,254
'21	$18,348	$18,913	$15,287
'21	$18,197	$18,842	$15,590
'21	$16,994	$17,574	$15,787
'21	$17,492	$18,099	$16,252
'21	$18,489	$19,097	$16,742
'21	$17,933	$18,609	$16,652
'21	$16,611	$17,217	$16,377
'21	$16,657	$17,234	$16,688
'21	$16,873	$17,449	$16,154
'21	$17,147	$17,820	$16,540
'21	$16,982	$17,591	$15,795
'21	$17,371	$17,982	$16,448
'22	$16,012	$16,644	$15,842
'22	$16,191	$16,841	$15,528
'22	$14,828	$15,444	$15,553
'22	$13,485	$14,131	$14,576
'22	$13,720	$14,288	$14,681
'22	$15,092	$15,679	$13,418
'22	$14,001	$14,583	$13,877
'22	$13,409	$13,966	$13,431
'22	$12,082	$12,671	$12,089
'22	$10,829	$11,388	$12,450
'22	$12,391	$12,737	$13,920
'22	$12,685	$13,182	$13,816
'23	$13,948	$14,571	$14,936
'23	$13,252	$13,889	$14,412
'23	$13,311	$13,976	$14,764
'23	$13,090	$13,799	$15,021
'23	$12,035	$12,693	$14,474
'23	$12,038	$12,680	$15,124
'23	$12,882	$13,545	$15,739
'23	$11,866	$12,478	$15,028
'23	$11,598	$12,209	$14,553
'23	$11,149	$11,807	$13,953
'23	$11,216	$11,869	$15,209
'23	$11,027	$11,716	$15,973
'24	$10,219	$10,840	$15,814
'24	$11,152	$11,835	$16,215
'24	$11,085	$11,796	$16,697
'24	$11,373	$12,061	$16,421
'24	$11,291	$12,004	$16,898
'24	$10,921	$11,655	$16,882
'24	$11,080	$11,776	$17,273
'24	$10,910	$11,608	$17,765
'24	$13,359	$14,212	$18,243
'24	$12,670	$13,575	$17,348
'24	$12,503	$13,463	$17,191
'24	$12,411	$13,417	$16,857
'25	$12,100	$13,099	$17,536
'25	$12,382	$13,312	$17,780
'25	$12,428	$13,374	$17,739
'25	$12,049	$12,958	$18,380
'25	$12,389	$13,360	$19,222
'25	$12,861	$13,841	$19,874
'25	$13,320	$14,365	$19,817
'25	$14,901	$16,003	$20,504
'25	$15,352	$16,559	$21,243
'25	$15,412	$16,609	$21,673
'25	$15,155	$16,292	$21,667
'25	$15,737	$16,905	$22,316
'26	$16,053	$17,299	$23,651
'26	$16,319	$17,563	$24,839
'26	$15,349	$16,471	$22,159
'26	$16,702	$17,986	$24,297
'26	$17,202	$18,520	$25,521

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 300 China A-Shares ETF - NAV	38.86%	-1.43%	5.57%
CSI 300 Index	38.62%	-0.61%	6.36%
MSCI ACWI ex USA Index	32.77%	8.80%	9.82%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 1,908,691,093
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 12,221,243
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,908,691,093
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	53
Total Net Advisory Fees Paid ($)	12,221,243

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	31%
Financials	19%
Industrials	17%
Materials	9%
Consumer Staples	7%
Consumer Discretionary	6%
Health Care	4%
Utilities	3%
Energy	2%
Communication Services	1%
Real Estate	0%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	25.1% of Net Assets
Zhongji Innolight Co. Ltd.	4.8%
Contemporary Amperex Technology Co. Ltd.	4.2%
Kweichow Moutai Co. Ltd.	3.1%
Eoptolink Technology, Inc. Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.2%
Zijin Mining Group Co. Ltd.	1.9%
China Merchants Bank Co. Ltd.	1.8%
Cambricon Technologies Corp. Ltd.	1.6%
Midea Group Co. Ltd.	1.5%
Luxshare Precision Industry Co. Ltd.	1.4%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000138395
Shareholder Report [Line Items]
Fund Name	Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF
Class Name	Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF
Trading Symbol	ASHS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHS	$84	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the Underlying Index). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market.

The Fund returned 59.14% for the period ended May 31, 2026. The Fund's underlying index returned 58.62% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 32.77% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Materials and Industrials. Consumer Staples is the only detractor from performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - NAV	CSI 500 Index (the Underlying Index)	MSCI ACWI ex USA Index
'16	$10,000	$10,000	$10,000
'16	$10,203	$10,236	$9,847
'16	$10,370	$10,368	$10,334
'16	$10,658	$10,711	$10,399
'16	$10,494	$10,550	$10,528
'16	$10,530	$10,598	$10,376
'16	$10,539	$10,636	$10,136
'16	$9,888	$9,999	$10,395
'17	$10,030	$10,059	$10,764
'17	$10,364	$10,447	$10,935
'17	$10,258	$10,333	$11,213
'17	$9,911	$10,023	$11,453
'17	$9,503	$9,514	$11,824
'17	$10,009	$10,130	$11,861
'17	$10,371	$10,489	$12,298
'17	$10,855	$10,985	$12,363
'17	$10,972	$11,093	$12,592
'17	$10,926	$11,088	$12,829
'17	$10,427	$10,619	$12,933
'17	$10,562	$10,758	$13,222
'18	$10,807	$11,010	$13,959
'18	$10,434	$10,665	$13,300
'18	$10,543	$10,754	$13,046
'18	$10,147	$10,359	$13,274
'18	$9,856	$10,098	$12,968
'18	$8,614	$8,886	$12,724
'18	$8,370	$8,594	$13,029
'18	$7,727	$7,975	$12,756
'18	$7,689	$7,891	$12,814
'18	$6,749	$6,940	$11,772
'18	$6,970	$7,134	$11,883
'18	$6,729	$6,885	$11,345
'19	$6,897	$7,054	$12,202
'19	$8,296	$8,509	$12,441
'19	$9,124	$9,341	$12,515
'19	$8,714	$8,919	$12,846
'19	$7,857	$8,084	$12,156
'19	$7,992	$8,237	$12,888
'19	$7,890	$8,151	$12,732
'19	$7,587	$7,824	$12,339
'19	$7,689	$7,945	$12,656
'19	$7,749	$8,002	$13,098
'19	$7,730	$7,975	$13,214
'19	$8,401	$8,659	$13,786
'20	$7,706	$8,891	$13,415
'20	$8,660	$8,919	$12,355
'20	$7,877	$8,147	$10,566
'20	$8,383	$8,707	$11,367
'20	$8,408	$8,687	$11,739
'20	$9,234	$9,571	$12,269
'20	$10,497	$10,893	$12,816
'20	$10,854	$11,258	$13,365
'20	$10,174	$10,522	$13,036
'20	$10,166	$10,571	$12,756
'20	$10,689	$11,098	$14,472
'20	$10,887	$11,279	$15,254
'21	$10,939	$11,372	$15,287
'21	$10,902	$11,395	$15,590
'21	$10,577	$11,041	$15,787
'21	$11,124	$11,615	$16,252
'21	$11,660	$12,147	$16,742
'21	$11,740	$12,309	$16,652
'21	$11,709	$12,268	$16,377
'21	$12,547	$13,157	$16,688
'21	$12,296	$12,879	$16,154
'21	$12,215	$12,882	$16,540
'21	$12,667	$13,347	$15,795
'21	$12,841	$13,541	$16,448
'22	$11,473	$12,132	$15,842
'22	$12,038	$12,735	$15,528
'22	$11,037	$11,695	$15,553
'22	$9,398	$10,009	$14,576
'22	$10,041	$10,657	$14,681
'22	$10,802	$11,424	$13,418
'22	$10,484	$11,113	$13,877
'22	$10,033	$10,628	$13,431
'22	$8,999	$9,593	$12,089
'22	$8,873	$9,496	$12,450
'22	$9,812	$10,253	$13,920
'22	$9,524	$10,047	$13,816
'23	$10,456	$11,092	$14,936
'23	$10,269	$10,915	$14,412
'23	$10,351	$11,004	$14,764
'23	$10,117	$10,752	$15,021
'23	$9,566	$10,190	$14,474
'23	$9,336	$9,957	$15,124
'23	$9,675	$10,284	$15,739
'23	$8,955	$9,512	$15,028
'23	$8,855	$9,415	$14,553
'23	$8,548	$9,130	$13,953
'23	$8,811	$9,406	$15,209
'23	$8,645	$9,256	$15,973
'24	$7,422	$7,906	$15,814
'24	$8,422	$8,985	$16,215
'24	$8,163	$8,738	$16,697
'24	$8,512	$9,084	$16,421
'24	$8,319	$8,906	$16,898
'24	$7,769	$8,321	$16,882
'24	$7,774	$8,303	$17,273
'24	$7,529	$8,039	$17,765
'24	$9,413	$10,070	$18,243
'24	$9,438	$10,200	$17,348
'24	$9,207	$9,961	$17,191
'24	$8,901	$9,662	$16,857
'25	$8,719	$9,477	$17,536
'25	$9,190	$9,908	$17,780
'25	$9,221	$9,959	$17,739
'25	$8,854	$9,553	$18,380
'25	$9,003	$9,750	$19,222
'25	$9,492	$10,264	$19,874
'25	$9,936	$10,786	$19,817
'25	$11,402	$12,311	$20,504
'25	$12,024	$12,985	$21,243
'25	$11,900	$12,867	$21,673
'25	$11,491	$12,406	$21,667
'25	$12,325	$13,345	$22,316
'26	$13,821	$15,048	$23,651
'26	$14,539	$15,781	$24,839
'26	$12,739	$13,784	$22,159
'26	$14,082	$15,262	$24,297
'26	$14,327	$15,466	$25,521

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - NAV	59.14%	4.21%	3.66%
CSI 500 Index	58.62%	4.95%	4.46%
MSCI ACWI ex USA Index	32.77%	8.80%	9.82%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

AssetsNet	$ 38,259,149
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 198,628
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	38,259,149
Number of Portfolio Holdings	489
Portfolio Turnover Rate (%)	97
Total Net Advisory Fees Paid ($)	198,628

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	32%
Materials	20%
Industrials	18%
Health Care	6%
Consumer Discretionary	6%
Financials	6%
Utilities	3%
Communication Services	3%
Consumer Staples	2%
Energy	2%
Real Estate	1%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	9.9% of Net Assets
Hengtong Optic-electric Co. Ltd.	1.4%
Han's Laser Technology Industry Group Co. Ltd.	1.1%
Biwin Storage Technology Co. Ltd.	1.0%
Accelink Technologies Co. Ltd.	1.0%
Hua Hong Semiconductor Ltd.	0.9%
Shenzhen Sunway Communication Co. Ltd.	1.0%
Hangzhou Chang Chuan Technology Co. Ltd.	0.9%
Shenzhen Longsys Electronics Co. Ltd.	0.9%
Yantai Jereh Oilfield Services Group Co. Ltd.	0.9%
Sharetronic Data Technology Co. Ltd.	0.8%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000262479
Shareholder Report [Line Items]
Fund Name	Xtrackers Nifty 500 India ETF
Class Name	Xtrackers Nifty 500 India ETF
Trading Symbol	IND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers Nifty 500 India ETF (the "Fund") for the period November 25, 2025 (commencement of operations) to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IND	$9Footnote Reference(a)	0.19%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period November 25, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.19%	[2]
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Nifty 500 Index (the Underlying Index). The Underlying Index measures the equity performance of the top 500 companies traded on the National Stock Exchange of India (the “NSE”) based on full market capitalization that meet certain eligibility requirements. It includes representation from the large, mid and small-cap segments of the Indian equity market.

The Fund returned -10.58% for the period ended May 31, 2026. The Fund's underlying index returned  -10.01% during the same period.

The majority of sectors detracted from the performance during the period with the greatest detractors coming from Financials, Information Technology and the Consumer Discretionary. Materials, Utilities and Industrials sectors contributed positively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Nifty 500 India ETF - NAV	Nifty 500 Index
11/25/25	$10,000	$10,000
11/25	$10,012	$10,083
12/25	$9,954	$10,008
1/26	$9,408	$9,456
2/26	$9,553	$9,601
3/26	$8,121	$8,160
4/26	$8,960	$9,013
5/26	$8,942	$8,999

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	Since Inception 11/25/25
Xtrackers Nifty 500 India ETF - NAV	-10.58%
Nifty 500 Index	-10.01%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 4,471,083
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 4,522
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	4,471,083
Number of Portfolio Holdings	503
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	4,522

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	29%
Industrials	12%
Consumer Discretionary	11%
Materials	9%
Health Care	7%
Energy	7%
Information Technology	7%
Consumer Staples	6%
Utilities	4%
Communication Services	4%
Real Estate	1%
Other	0%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
HDFC Bank Ltd.	5.7%
ICICI Bank Ltd.	4.6%
Reliance Industries Ltd.	4.5%
Bharti Airtel Ltd.	2.8%
Larsen & Toubro Ltd.	2.4%
Infosys Ltd.	2.0%
State Bank of India	2.0%
Axis Bank Ltd.	1.9%
Kotak Mahindra Bank Ltd.	1.4%
ITC Ltd.	1.4%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000135616
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI All World ex US Hedged Equity ETF
Class Name	Xtrackers MSCI All World ex US Hedged Equity ETF
Trading Symbol	DBAW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBAW	$47	0.40%

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 35.02% for the period ended May 31, 2026. The Fund's underlying index returned 35.94% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 32.77% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Industrials. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Korea, Taiwan and Japan while India, Indonesia and Denmark contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed positively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers MSCI All World ex US Hedged Equity ETF - NAV	MSCI ACWI ex USA US Dollar Hedged Index (the Underlying Index)	MSCI ACWI ex USA Index
'16	$10,000	$10,000	$10,000
'16	$9,757	$9,752	$9,847
'16	$10,197	$10,200	$10,334
'16	$10,336	$10,338	$10,399
'16	$10,367	$10,382	$10,528
'16	$10,466	$10,492	$10,376
'16	$10,488	$10,543	$10,136
'16	$10,836	$10,892	$10,395
'17	$10,949	$11,010	$10,764
'17	$11,153	$11,218	$10,935
'17	$11,401	$11,471	$11,213
'17	$11,588	$11,655	$11,453
'17	$11,826	$11,890	$11,824
'17	$11,798	$11,869	$11,861
'17	$11,993	$12,072	$12,298
'17	$12,058	$12,141	$12,363
'17	$12,322	$12,414	$12,592
'17	$12,712	$12,812	$12,829
'17	$12,643	$12,750	$12,933
'17	$12,842	$12,956	$13,222
'18	$13,162	$13,285	$13,959
'18	$12,722	$12,847	$13,300
'18	$12,463	$12,583	$13,046
'18	$12,912	$13,046	$13,274
'18	$12,825	$12,956	$12,968
'18	$12,750	$12,878	$12,724
'18	$13,058	$13,192	$13,029
'18	$12,887	$13,027	$12,756
'18	$12,978	$13,122	$12,814
'18	$12,122	$12,257	$11,772
'18	$12,222	$12,357	$11,883
'18	$11,622	$11,756	$11,345
'19	$12,356	$12,502	$12,202
'19	$12,707	$12,867	$12,441
'19	$12,893	$13,053	$12,515
'19	$13,321	$13,484	$12,846
'19	$12,661	$12,824	$12,156
'19	$13,217	$13,392	$12,888
'19	$13,256	$13,435	$12,732
'19	$12,972	$13,148	$12,339
'19	$13,351	$13,539	$12,656
'19	$13,609	$13,807	$13,098
'19	$13,857	$14,064	$13,214
'19	$14,207	$14,428	$13,786
'20	$13,971	$14,210	$13,415
'20	$13,053	$13,271	$12,355
'20	$11,419	$11,616	$10,566
'20	$12,188	$12,402	$11,367
'20	$12,561	$12,777	$11,739
'20	$13,026	$13,255	$12,269
'20	$13,205	$13,444	$12,816
'20	$13,655	$13,906	$13,365
'20	$13,482	$13,733	$13,036
'20	$13,169	$13,421	$12,756
'20	$14,681	$14,968	$14,472
'20	$15,198	$15,507	$15,254
'21	$15,336	$15,647	$15,287
'21	$15,672	$15,996	$15,590
'21	$16,172	$16,506	$15,787
'21	$16,403	$16,745	$16,252
'21	$16,746	$17,100	$16,742
'21	$16,932	$17,291	$16,652
'21	$16,666	$17,013	$16,377
'21	$17,016	$17,383	$16,688
'21	$16,703	$17,069	$16,154
'21	$17,041	$17,415	$16,540
'21	$16,590	$16,959	$15,795
'21	$17,155	$17,542	$16,448
'22	$16,675	$17,049	$15,842
'22	$16,292	$16,703	$15,528
'22	$16,461	$16,842	$15,553
'22	$16,098	$16,471	$14,576
'22	$16,087	$16,450	$14,681
'22	$15,150	$15,499	$13,418
'22	$15,703	$16,070	$13,877
'22	$15,499	$15,886	$13,431
'22	$14,471	$14,828	$12,089
'22	$14,915	$15,295	$12,450
'22	$16,128	$16,551	$13,920
'22	$15,669	$16,091	$13,816
'23	$16,721	$17,166	$14,936
'23	$16,550	$17,002	$14,412
'23	$16,729	$17,178	$14,764
'23	$17,008	$17,467	$15,021
'23	$16,732	$17,199	$14,474
'23	$17,351	$17,837	$15,124
'23	$17,848	$18,361	$15,739
'23	$17,402	$17,915	$15,028
'23	$17,179	$17,686	$14,553
'23	$16,619	$17,114	$13,953
'23	$17,641	$18,185	$15,209
'23	$18,201	$18,771	$15,973
'24	$18,349	$18,930	$15,814
'24	$18,999	$19,617	$16,215
'24	$19,703	$20,340	$16,697
'24	$19,686	$20,336	$16,421
'24	$20,089	$20,759	$16,898
'24	$20,250	$20,936	$16,882
'24	$20,489	$21,198	$17,273
'24	$20,602	$21,337	$17,765
'24	$20,950	$21,704	$18,243
'24	$20,639	$21,366	$17,348
'24	$20,683	$21,413	$17,191
'24	$20,776	$21,513	$16,857
'25	$21,520	$22,344	$17,536
'25	$21,775	$22,545	$17,780
'25	$21,386	$22,151	$17,739
'25	$21,355	$22,141	$18,380
'25	$22,289	$23,118	$19,222
'25	$22,711	$23,561	$19,874
'25	$23,201	$24,063	$19,817
'25	$23,736	$24,615	$20,504
'25	$24,615	$25,540	$21,243
'25	$25,504	$26,474	$21,673
'25	$25,543	$26,543	$21,667
'25	$26,132	$27,163	$22,316
'26	$27,359	$28,464	$23,651
'26	$28,833	$30,030	$24,839
'26	$26,533	$27,612	$22,159
'26	$28,547	$29,766	$24,297
'26	$30,095	$31,426	$25,521

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI All World ex US Hedged Equity ETF - NAV	35.02%	12.44%	11.65%
MSCI ACWI ex USA US Dollar Hedged Index	35.94%	12.94%	12.13%
MSCI ACWI ex USA Index	32.77%	8.80%	9.82%

AssetsNet	$ 265,035,159
Holdings Count | Holding	1,784
Advisory Fees Paid, Amount	$ 850,704
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	265,035,159
Number of Portfolio Holdings	1,784
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	850,704

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Information Technology	21%
Industrials	14%
Consumer Discretionary	8%
Materials	7%
Health Care	7%
Consumer Staples	5%
Energy	5%
Communication Services	4%
Utilities	3%
Real Estate	1%
Other	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	14%
Taiwan	9%
Canada	8%
South Korea	8%
United Kingdom	8%
Switzerland	6%
China	5%
Germany	5%
France	5%
Netherlands	4%
Australia	4%
Other	22%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	16.6% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.9%
Samsung Electronics Co. Ltd. (South Korea)	2.9%
SK hynix, Inc. (South Korea)	2.3%
ASML Holding NV (Netherlands)	1.7%
Tencent Holdings Ltd. (China)	0.9%
HSBC Holdings PLC (United Kingdom)	0.9%
Roche Holding AG (Switzerland)	0.8%
AstraZeneca PLC (United Kingdom)	0.8%
Novartis AG (Switzerland)	0.7%
Royal Bank of Canada (Canada)	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000096055
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI EAFE Hedged Equity ETF
Class Name	Xtrackers MSCI EAFE Hedged Equity ETF
Trading Symbol	DBEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEF	$39	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 25.01% for the period ended May 31, 2026. The Fund's underlying index returned 25.30% and the Fund's broad-based index the MSCI EAFE Index returned 22.80% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, the United Kingdom and the Netherlands while Denmark, contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed positively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers MSCI EAFE Hedged Equity ETF - NAV	MSCI EAFE US Dollar Hedged Index (the Underlying Index)	MSCI EAFE Index
'16	$10,000	$10,000	$10,000
'16	$9,618	$9,616	$9,664
'16	$10,079	$10,081	$10,154
'16	$10,172	$10,183	$10,161
'16	$10,215	$10,226	$10,286
'16	$10,339	$10,356	$10,076
'16	$10,459	$10,484	$9,875
'16	$10,934	$10,968	$10,213
'17	$10,953	$10,992	$10,509
'17	$11,190	$11,235	$10,659
'17	$11,478	$11,519	$10,953
'17	$11,653	$11,694	$11,231
'17	$11,917	$11,956	$11,644
'17	$11,834	$11,875	$11,623
'17	$11,924	$11,970	$11,958
'17	$11,931	$11,982	$11,954
'17	$12,265	$12,319	$12,251
'17	$12,635	$12,695	$12,437
'17	$12,576	$12,642	$12,568
'17	$12,747	$12,815	$12,769
'18	$12,914	$12,990	$13,410
'18	$12,511	$12,589	$12,805
'18	$12,240	$12,311	$12,552
'18	$12,822	$12,896	$12,861
'18	$12,755	$12,833	$12,572
'18	$12,738	$12,818	$12,418
'18	$13,090	$13,180	$12,724
'18	$12,892	$12,984	$12,478
'18	$13,094	$13,192	$12,587
'18	$12,271	$12,370	$11,585
'18	$12,263	$12,367	$11,570
'18	$11,567	$11,667	$11,009
'19	$12,224	$12,334	$11,732
'19	$12,665	$12,783	$12,031
'19	$12,864	$12,980	$12,107
'19	$13,323	$13,444	$12,447
'19	$12,739	$12,851	$11,850
'19	$13,315	$13,435	$12,553
'19	$13,430	$13,555	$12,393
'19	$13,129	$13,255	$12,072
'19	$13,611	$13,745	$12,418
'19	$13,866	$14,005	$12,864
'19	$14,170	$14,317	$13,009
'19	$14,390	$14,541	$13,432
'20	$14,230	$14,385	$13,151
'20	$13,105	$13,259	$11,963
'20	$11,518	$11,646	$10,366
'20	$12,171	$12,297	$11,036
'20	$12,668	$12,803	$11,516
'20	$13,009	$13,148	$11,908
'20	$12,770	$12,910	$12,186
'20	$13,295	$13,446	$12,812
'20	$13,169	$13,323	$12,479
'20	$12,657	$12,809	$11,981
'20	$14,355	$14,530	$13,838
'20	$14,724	$14,905	$14,482
'21	$14,669	$14,857	$14,328
'21	$15,051	$15,249	$14,649
'21	$15,833	$16,041	$14,986
'21	$16,046	$16,253	$15,437
'21	$16,503	$16,712	$15,990
'21	$16,620	$16,834	$15,761
'21	$16,689	$16,908	$15,879
'21	$17,063	$17,294	$16,159
'21	$16,859	$17,082	$15,690
'21	$17,232	$17,465	$16,076
'21	$16,811	$17,042	$15,328
'21	$17,561	$17,801	$16,113
'22	$16,932	$17,170	$15,334
'22	$16,567	$16,803	$15,063
'22	$16,937	$17,177	$15,160
'22	$16,742	$16,968	$14,179
'22	$16,724	$16,947	$14,286
'22	$15,715	$14,217	$12,960
'22	$16,552	$14,976	$13,605
'22	$16,204	$14,666	$12,959
'22	$15,266	$13,816	$11,747
'22	$16,112	$14,581	$12,379
'22	$17,224	$15,597	$13,773
'22	$16,728	$15,158	$13,784
'23	$17,838	$16,165	$14,900
'23	$17,977	$16,298	$14,589
'23	$18,118	$16,420	$14,951
'23	$18,578	$16,834	$15,373
'23	$18,334	$16,613	$14,722
'23	$19,037	$17,247	$15,392
'23	$19,396	$17,580	$15,890
'23	$19,077	$17,302	$15,281
'23	$18,917	$17,153	$14,760
'23	$18,323	$16,622	$14,161
'23	$19,412	$17,625	$15,476
'23	$20,021	$18,181	$16,298
'24	$20,564	$18,681	$16,392
'24	$21,213	$19,282	$16,692
'24	$22,087	$20,069	$17,222
'24	$21,974	$19,963	$16,799
'24	$22,573	$20,504	$17,450
'24	$22,493	$20,434	$17,168
'24	$22,710	$20,639	$17,672
'24	$22,848	$20,770	$18,246
'24	$22,808	$20,735	$18,415
'24	$22,511	$20,474	$17,413
'24	$22,675	$20,628	$17,315
'24	$22,814	$20,753	$16,921
'25	$23,949	$21,791	$17,810
'25	$24,209	$22,036	$18,155
'25	$23,573	$21,450	$18,082
'25	$23,576	$21,451	$18,910
'25	$24,725	$22,490	$19,776
'25	$24,823	$22,582	$20,211
'25	$25,208	$22,938	$19,928
'25	$25,795	$23,479	$20,777
'25	$26,309	$23,949	$21,175
'25	$27,229	$24,793	$21,424
'25	$27,411	$24,973	$21,557
'25	$28,036	$25,546	$22,204
'26	$28,984	$26,422	$23,362
'26	$30,583	$27,889	$24,443
'26	$28,253	$25,761	$21,928
'26	$29,768	$27,142	$23,562
'26	$30,909	$28,179	$24,284

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI EAFE Hedged Equity ETF - NAV	25.01%	13.37%	11.95%
MSCI EAFE US Dollar Hedged Index	25.30%	13.57%	12.18%
MSCI EAFE Index	22.80%	8.72%	9.28%

AssetsNet	$ 8,812,179,888
Holdings Count | Holding	679
Advisory Fees Paid, Amount	$ 28,854,888
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	8,812,179,888
Number of Portfolio Holdings	679
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	28,854,888

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	24%
Industrials	19%
Information Technology	11%
Health Care	10%
Consumer Discretionary	8%
Consumer Staples	6%
Materials	6%
Communication Services	4%
Utilities	4%
Energy	4%
Real Estate	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	23%
United Kingdom	13%
Switzerland	10%
Germany	9%
France	9%
Australia	6%
Netherlands	6%
Spain	4%
Sweden	3%
Italy	3%
Hong Kong	2%
Other	9%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	13.5% of Net Assets
ASML Holding NV (Netherlands)	2.8%
HSBC Holdings PLC (United Kingdom)	1.5%
Roche Holding AG (Switzerland)	1.4%
AstraZeneca PLC (United Kingdom)	1.3%
Novartis AG (Switzerland)	1.2%
Nestle SA (Switzerland)	1.2%
Shell PLC (United Kingdom)	1.1%
Siemens AG (Germany)	1.1%
BHP Group Ltd. (Australia)	1.0%
Mitsubishi UFJ Financial Group, Inc. (Japan)	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000096054
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI Emerging Markets Hedged Equity ETF
Class Name	Xtrackers MSCI Emerging Markets Hedged Equity ETF
Trading Symbol	DBEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEM	$85	0.66%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 57.56% for the period ended May 31, 2026. The Fund's underlying index returned 59.39% and the Fund's broad-based index the MSCI Emerging Markets Index returned 54.31% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Industrials. Communication Services and Consumer Staples sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Korea, Taiwan and Brazil while India, Indonesia and Russia contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed positively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers MSCI Emerging Markets Hedged Equity ETF - NAV	MSCI EM US Dollar Hedged Index (the Underlying Index)	MSCI Emerging Markets Index
'16	$10,000	$10,000	$10,000
'16	$10,164	$10,143	$10,400
'16	$10,537	$10,554	$10,923
'16	$10,791	$10,822	$11,194
'16	$10,791	$10,845	$11,338
'16	$10,818	$10,887	$11,365
'16	$10,515	$10,631	$10,842
'16	$10,507	$10,623	$10,866
'17	$10,900	$11,032	$11,461
'17	$11,053	$11,201	$11,812
'17	$11,238	$11,399	$12,110
'17	$11,466	$11,649	$12,375
'17	$11,718	$11,920	$12,741
'17	$11,887	$12,098	$12,869
'17	$12,439	$12,678	$13,636
'17	$12,683	$12,928	$13,940
'17	$12,719	$12,971	$13,885
'17	$13,183	$13,461	$14,372
'17	$13,048	$13,333	$14,401
'17	$13,372	$13,657	$14,917
'18	$14,275	$14,581	$16,161
'18	$13,698	$14,010	$15,415
'18	$13,422	$13,719	$15,108
'18	$13,568	$13,888	$15,062
'18	$13,252	$13,581	$14,528
'18	$12,917	$13,245	$13,925
'18	$13,130	$13,465	$14,230
'18	$13,037	$13,383	$13,846
'18	$12,872	$13,220	$13,772
'18	$11,870	$12,199	$12,573
'18	$12,212	$12,563	$13,091
'18	$11,890	$12,244	$12,743
'19	$12,742	$13,133	$13,860
'19	$12,858	$13,272	$13,891
'19	$13,021	$13,449	$14,008
'19	$13,324	$13,783	$14,303
'19	$12,433	$12,874	$13,265
'19	$13,000	$13,465	$14,093
'19	$12,850	$13,324	$13,920
'19	$12,520	$12,984	$13,242
'19	$12,689	$13,169	$13,495
'19	$13,054	$13,560	$14,064
'19	$13,114	$13,630	$14,044
'19	$13,849	$14,413	$15,092
'20	$13,322	$13,936	$14,388
'20	$12,848	$13,406	$13,630
'20	$11,253	$11,745	$11,530
'20	$12,232	$12,781	$12,586
'20	$12,307	$12,852	$12,683
'20	$13,116	$13,699	$13,615
'20	$14,174	$14,808	$14,832
'20	$14,485	$15,119	$15,160
'20	$14,233	$14,861	$14,917
'20	$14,428	$15,073	$15,224
'20	$15,555	$16,250	$16,632
'20	$16,470	$17,236	$17,855
'21	$17,092	$17,875	$18,402
'21	$17,244	$18,047	$18,543
'21	$17,079	$17,877	$18,263
'21	$17,318	$18,149	$18,718
'21	$17,334	$18,185	$18,932
'21	$17,643	$18,509	$19,185
'21	$16,554	$17,369	$17,893
'21	$16,897	$17,742	$18,362
'21	$16,390	$17,229	$17,632
'21	$16,512	$17,358	$17,806
'21	$15,955	$16,782	$17,080
'21	$16,158	$17,006	$17,401
'22	$15,851	$16,683	$17,071
'22	$15,360	$16,302	$16,561
'22	$14,981	$15,824	$16,187
'22	$14,432	$15,259	$15,287
'22	$14,411	$15,217	$15,354
'22	$13,764	$14,529	$14,333
'22	$13,747	$14,538	$14,298
'22	$13,869	$14,704	$14,358
'22	$12,594	$13,345	$12,675
'22	$12,230	$12,988	$12,281
'22	$13,680	$14,540	$14,103
'22	$13,398	$14,237	$13,904
'23	$14,280	$15,170	$15,002
'23	$13,622	$14,474	$14,030
'23	$13,917	$14,784	$14,454
'23	$13,810	$14,681	$14,291
'23	$13,633	$14,530	$14,051
'23	$14,092	$15,025	$14,584
'23	$14,830	$15,827	$15,492
'23	$14,126	$15,095	$14,538
'23	$13,873	$14,828	$14,157
'23	$13,370	$14,292	$13,607
'23	$14,193	$15,191	$14,696
'23	$14,618	$15,671	$15,271
'24	$14,111	$15,133	$14,562
'24	$14,792	$15,895	$15,255
'24	$15,189	$16,324	$15,590
'24	$15,418	$16,599	$15,703
'24	$15,458	$16,681	$15,791
'24	$16,100	$17,395	$16,414
'24	$16,171	$17,501	$16,463
'24	$16,183	$17,573	$16,729
'24	$17,074	$18,561	$17,846
'24	$16,664	$18,040	$17,052
'24	$16,205	$17,548	$16,439
'24	$16,407	$17,754	$16,417
'25	$16,500	$18,026	$16,710
'25	$16,774	$18,152	$16,791
'25	$16,790	$18,202	$16,898
'25	$16,713	$18,157	$17,120
'25	$17,231	$18,728	$17,850
'25	$18,089	$19,667	$18,923
'25	$18,735	$20,339	$19,292
'25	$19,028	$20,634	$19,539
'25	$20,361	$22,096	$20,937
'25	$21,274	$23,111	$21,812
'25	$20,884	$22,748	$21,291
'25	$21,433	$23,352	$21,927
'26	$23,302	$25,413	$23,869
'26	$24,418	$26,690	$25,180
'26	$21,980	$23,993	$21,891
'26	$24,849	$27,225	$25,112
'26	$27,149	$29,850	$27,544

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Emerging Markets Hedged Equity ETF - NAV	57.56%	9.39%	10.50%
MSCI EM US Dollar Hedged Index	59.39%	10.42%	11.56%
MSCI Emerging Markets Index	54.31%	7.79%	10.66%

AssetsNet	$ 103,995,284
Holdings Count | Holding	1,160
Advisory Fees Paid, Amount	$ 524,853
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	103,995,284
Number of Portfolio Holdings	1,160
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	524,853

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	43%
Financials	18%
Consumer Discretionary	8%
Industrials	7%
Communication Services	6%
Materials	6%
Energy	3%
Consumer Staples	3%
Health Care	2%
Utilities	2%
Real Estate	1%
Other	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Taiwan	26%
South Korea	23%
China	16%
India	11%
Brazil	4%
Hong Kong	3%
South Africa	3%
Saudi Arabia	2%
Mexico	2%
Other	8%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	39.4% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	14.5%
Samsung Electronics Co. Ltd. (South Korea)	8.5%
SK hynix, Inc. (South Korea)	6.7%
Tencent Holdings Ltd. (China)	2.6%
Alibaba Group Holding Ltd. (Hong Kong)	2.0%
MediaTek, Inc. (Taiwan)	1.6%
Delta Electronics, Inc. (Taiwan)	1.2%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	0.9%
China Construction Bank Corp. (China)	0.7%
HDFC Bank Ltd. (India)	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000130527
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI Europe Hedged Equity ETF
Class Name	Xtrackers MSCI Europe Hedged Equity ETF
Trading Symbol	DBEU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEU	$50	0.46%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 19.36% for the period ended May 31, 2026. The Fund's underlying index returned 19.54% and the Fund's broad-based index the MSCI Europe Index returned 19.96% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology. Consumer Discretionary and Communication Services  sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from the United Kingdom, the Netherlands and China while Denmark contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers MSCI Europe Hedged Equity ETF - NAV	MSCI Europe US Dollar Hedged Index (the Underlying Index)	MSCI Europe Index
'16	$10,000	$10,000	$10,000
'16	$9,803	$9,800	$9,555
'16	$10,198	$10,201	$9,955
'16	$10,318	$10,330	$9,985
'16	$10,371	$10,387	$10,072
'16	$10,411	$10,432	$9,744
'16	$10,346	$10,377	$9,532
'16	$10,950	$10,992	$10,031
'17	$10,924	$10,969	$10,240
'17	$11,230	$11,280	$10,362
'17	$11,643	$11,693	$10,778
'17	$11,835	$11,882	$11,159
'17	$12,175	$12,218	$11,700
'17	$11,909	$11,956	$11,572
'17	$11,995	$12,049	$11,917
'17	$12,020	$12,080	$11,924
'17	$12,359	$12,425	$12,318
'17	$12,625	$12,698	$12,376
'17	$12,409	$12,491	$12,403
'17	$12,549	$12,636	$12,590
'18	$12,702	$12,794	$13,270
'18	$12,280	$12,378	$12,490
'18	$12,074	$12,165	$12,340
'18	$12,686	$12,775	$12,681
'18	$12,642	$12,735	$12,265
'18	$12,632	$12,727	$12,183
'18	$13,066	$13,171	$12,588
'18	$12,783	$12,889	$12,237
'18	$12,845	$12,959	$12,280
'18	$12,200	$12,310	$11,343
'18	$12,104	$12,221	$11,238
'18	$11,482	$11,600	$10,718
'19	$12,149	$12,282	$11,425
'19	$12,611	$12,752	$11,808
'19	$12,882	$13,027	$11,880
'19	$13,440	$13,589	$12,305
'19	$12,883	$13,019	$11,631
'19	$13,514	$13,660	$12,412
'19	$13,625	$13,778	$12,172
'19	$13,422	$13,577	$11,866
'19	$13,857	$14,023	$12,189
'19	$13,946	$14,116	$12,580
'19	$14,285	$14,464	$12,768
'19	$14,554	$14,741	$13,267
'20	$14,339	$14,531	$12,933
'20	$13,222	$13,408	$11,733
'20	$11,468	$11,627	$10,039
'20	$12,122	$12,278	$10,634
'20	$12,601	$12,764	$11,118
'20	$13,016	$13,185	$11,570
'20	$12,824	$12,989	$12,015
'20	$13,176	$13,352	$12,509
'20	$13,057	$13,240	$12,093
'20	$12,364	$12,543	$11,411
'20	$14,144	$14,347	$13,352
'20	$14,478	$14,684	$13,980
'21	$14,336	$14,548	$13,778
'21	$14,679	$14,904	$14,115
'21	$15,558	$15,799	$14,551
'21	$15,953	$16,190	$15,212
'21	$16,419	$16,657	$15,870
'21	$16,608	$16,853	$15,631
'21	$16,851	$17,109	$15,920
'21	$17,216	$17,486	$16,160
'21	$16,721	$16,978	$15,388
'21	$17,349	$17,625	$16,081
'21	$16,955	$17,227	$15,252
'21	$17,857	$18,147	$16,259
'22	$17,314	$17,603	$15,515
'22	$16,773	$17,061	$15,077
'22	$16,933	$17,220	$15,061
'22	$16,843	$17,115	$14,195
'22	$16,806	$17,071	$14,301
'22	$15,564	$15,814	$12,879
'22	$16,570	$16,799	$13,516
'22	$15,980	$16,190	$12,674
'22	$15,074	$15,273	$11,572
'22	$16,018	$16,238	$12,401
'22	$17,199	$17,453	$13,809
'22	$16,756	$17,016	$13,811
'23	$17,974	$18,257	$15,009
'23	$18,246	$18,541	$14,915
'23	$18,308	$18,595	$15,269
'23	$18,788	$19,083	$15,903
'23	$18,283	$18,565	$14,970
'23	$18,771	$19,060	$15,687
'23	$19,070	$19,381	$16,168
'23	$18,665	$18,982	$15,527
'23	$18,451	$18,765	$14,910
'23	$17,839	$18,153	$14,353
'23	$18,932	$19,274	$15,770
'23	$19,597	$19,959	$16,557
'24	$19,864	$20,239	$16,538
'24	$20,344	$20,740	$16,795
'24	$21,271	$21,679	$17,423
'24	$21,150	$21,549	$17,093
'24	$21,843	$22,244	$17,921
'24	$21,567	$21,971	$17,519
'24	$21,810	$22,227	$17,895
'24	$22,120	$22,554	$18,600
'24	$21,996	$22,432	$18,672
'24	$21,420	$21,854	$17,572
'24	$21,549	$21,988	$17,276
'24	$21,467	$21,902	$16,854
'25	$22,966	$23,436	$18,014
'25	$23,698	$24,191	$18,676
'25	$22,864	$23,333	$18,620
'25	$22,726	$23,195	$19,434
'25	$23,778	$24,251	$20,320
'25	$23,635	$24,116	$20,738
'25	$23,897	$24,360	$20,369
'25	$24,238	$24,719	$21,070
'25	$24,697	$25,195	$21,488
'25	$25,345	$25,860	$21,647
'25	$25,606	$26,142	$21,964
'25	$26,304	$26,861	$22,821
'26	$27,012	$27,598	$23,836
'26	$28,172	$28,794	$24,616
'26	$26,178	$26,764	$22,178
'26	$27,484	$28,091	$23,752
'26	$28,382	$28,989	$24,375

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Europe Hedged Equity ETF - NAV	19.36%	11.57%	11.00%
MSCI Europe US Dollar Hedged Index	19.54%	11.72%	11.23%
MSCI Europe Index	19.96%	8.96%	9.32%

AssetsNet	$ 773,084,392
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 3,073,472
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	773,084,392
Number of Portfolio Holdings	403
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	3,073,472

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Industrials	19%
Health Care	13%
Information Technology	9%
Consumer Staples	8%
Consumer Discretionary	6%
Materials	5%
Energy	5%
Utilities	5%
Communication Services	3%
Real Estate	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United Kingdom	20%
Switzerland	15%
Germany	14%
France	13%
Netherlands	10%
Spain	6%
Sweden	5%
Italy	5%
Denmark	3%
Finland	2%
Other	4%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	20.1% of Net Assets
ASML Holding NV (Netherlands)	4.4%
HSBC Holdings PLC (United Kingdom)	2.2%
Roche Holding AG (Switzerland)	2.1%
AstraZeneca PLC (United Kingdom)	2.0%
Novartis AG (Switzerland)	1.9%
Nestle SA (Switzerland)	1.8%
Shell PLC (United Kingdom)	1.6%
Siemens AG (Germany)	1.6%
SAP SE (Germany)	1.3%
Banco Santander SA (Spain)	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000144410
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI Eurozone Hedged Equity ETF
Class Name	Xtrackers MSCI Eurozone Hedged Equity ETF
Trading Symbol	DBEZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEZ	$50	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The Fund returned 20.11% for the period ended May 31, 2026. The Fund's underlying index returned 20.45% and the Fund's broad-based index the MSCI EMU IMI Index returned 20.96% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Information Technology and Industrials. The Consumer Discretionary and Communication Services sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from the Netherlands, Spain and France. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers MSCI Eurozone Hedged Equity ETF - NAV	MSCI EMU IMI US Dollar Hedged Index (the Underlying Index)	MSCI EMU IMI Index
'16	$10,000	$10,000	$10,000
'16	$9,396	$9,395	$9,363
'16	$9,899	$9,900	$9,916
'16	$10,031	$10,041	$10,007
'16	$10,059	$10,071	$10,112
'16	$10,176	$10,189	$9,971
'16	$10,144	$10,156	$9,605
'16	$10,860	$10,867	$10,206
'17	$10,791	$10,803	$10,379
'17	$11,082	$11,097	$10,475
'17	$11,693	$11,712	$11,108
'17	$12,008	$12,027	$11,590
'17	$12,256	$12,261	$12,173
'17	$11,964	$11,972	$12,039
'17	$12,040	$12,053	$12,503
'17	$12,008	$12,030	$12,562
'17	$12,560	$12,585	$13,052
'17	$12,863	$12,891	$13,161
'17	$12,618	$12,659	$13,209
'17	$12,568	$12,611	$13,222
'18	$13,000	$13,053	$14,156
'18	$12,551	$12,607	$13,352
'18	$12,315	$12,371	$13,181
'18	$12,911	$12,968	$13,559
'18	$12,769	$12,820	$12,922
'18	$12,681	$12,729	$12,801
'18	$13,120	$13,175	$13,248
'18	$12,826	$12,885	$12,852
'18	$12,790	$12,853	$12,770
'18	$11,994	$12,054	$11,633
'18	$11,897	$11,959	$11,506
'18	$11,214	$11,273	$10,920
'19	$11,970	$12,040	$11,675
'19	$12,453	$12,528	$12,032
'19	$12,649	$12,724	$12,025
'19	$13,330	$13,406	$12,617
'19	$12,599	$12,649	$11,800
'19	$13,284	$13,335	$12,668
'19	$13,330	$13,387	$12,408
'19	$13,187	$13,249	$12,116
'19	$13,677	$13,746	$12,423
'19	$13,900	$13,973	$12,882
'19	$14,297	$14,381	$13,084
'19	$14,514	$14,600	$13,485
'20	$14,286	$14,379	$13,084
'20	$13,195	$13,291	$11,955
'20	$10,906	$10,981	$9,841
'20	$11,668	$11,745	$10,497
'20	$12,246	$12,324	$11,174
'20	$12,838	$12,914	$11,812
'20	$12,692	$12,758	$12,283
'20	$13,156	$13,232	$12,871
'20	$12,946	$13,029	$12,412
'20	$12,216	$12,303	$11,630
'20	$14,381	$14,487	$13,998
'20	$14,724	$14,836	$14,641
'21	$14,575	$14,694	$14,388
'21	$15,107	$15,235	$14,895
'21	$16,056	$16,202	$15,354
'21	$16,444	$16,587	$16,083
'21	$16,969	$17,114	$16,776
'21	$17,025	$17,177	$16,381
'21	$17,269	$17,432	$16,613
'21	$17,713	$17,887	$16,962
'21	$17,151	$17,309	$16,094
'21	$17,829	$18,006	$16,709
'21	$17,250	$17,427	$15,711
'21	$18,115	$18,303	$16,640
'22	$17,493	$17,679	$15,825
'22	$16,618	$16,801	$15,061
'22	$16,546	$16,726	$14,833
'22	$16,283	$16,460	$13,809
'22	$16,406	$16,570	$14,096
'22	$14,905	$15,053	$12,441
'22	$15,984	$16,130	$12,995
'22	$15,210	$15,362	$12,172
'22	$14,264	$14,406	$11,072
'22	$15,431	$15,591	$12,056
'22	$16,767	$16,950	$13,580
'22	$16,222	$16,408	$13,595
'23	$17,837	$18,046	$15,164
'23	$18,164	$18,388	$15,069
'23	$18,250	$18,473	$15,478
'23	$18,542	$18,771	$15,949
'23	$18,140	$18,351	$15,017
'23	$18,854	$19,078	$15,936
'23	$19,270	$19,499	$16,429
'23	$18,723	$18,956	$15,689
'23	$18,148	$18,373	$14,804
'23	$17,550	$17,774	$14,278
'23	$19,011	$19,266	$15,911
'23	$19,682	$19,953	$16,651
'24	$20,065	$20,349	$16,685
'24	$20,692	$20,990	$17,126
'24	$21,636	$21,950	$17,854
'24	$21,280	$21,587	$17,361
'24	$21,940	$22,240	$18,131
'24	$21,369	$21,663	$17,405
'24	$21,512	$21,818	$17,672
'24	$21,855	$22,174	$18,336
'24	$22,086	$22,417	$18,663
'24	$21,396	$21,726	$17,551
'24	$21,428	$21,763	$17,082
'24	$21,729	$22,070	$16,969
'25	$23,283	$23,660	$18,236
'25	$24,103	$24,496	$18,866
'25	$23,411	$23,796	$19,023
'25	$23,512	$23,905	$20,083
'25	$24,916	$25,310	$21,200
'25	$24,818	$25,214	$21,795
'25	$25,094	$25,513	$21,463
'25	$25,225	$25,656	$22,026
'25	$25,944	$26,388	$22,697
'25	$26,557	$27,023	$22,800
'25	$26,670	$27,151	$22,995
'25	$27,354	$27,852	$23,823
'26	$28,183	$28,707	$24,825
'26	$29,192	$29,752	$25,513
'26	$26,851	$27,374	$22,819
'26	$28,669	$29,226	$24,737
'26	$29,926	$30,486	$25,642

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Eurozone Hedged Equity ETF - NAV	20.11%	12.02%	11.58%
MSCI EMU IMI US Dollar Hedged Index	20.45%	12.24%	11.79%
MSCI EMU IMI Index	20.96%	8.86%	9.87%

AssetsNet	$ 72,674,843
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 319,158
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	72,674,843
Number of Portfolio Holdings	603
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	319,158

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	23%
Industrials	21%
Information Technology	15%
Consumer Discretionary	9%
Utilities	6%
Health Care	6%
Consumer Staples	5%
Materials	5%
Energy	4%
Communication Services	4%
Real Estate	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Germany	25%
France	24%
Netherlands	17%
Spain	10%
Italy	9%
Finland	4%
Belgium	3%
Other	5%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	25.9% of Net Assets
ASML Holding NV (Netherlands)	7.4%
Siemens AG (Germany)	2.8%
SAP SE (Germany)	2.3%
Banco Santander SA (Spain)	2.1%
TotalEnergies SE (France)	2.1%
Schneider Electric SE (France)	2.1%
Allianz SE (Germany)	2.0%
Siemens Energy AG (Germany)	1.8%
Iberdrola SA (Spain)	1.7%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000096058
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI Japan Hedged Equity ETF
Class Name	Xtrackers MSCI Japan Hedged Equity ETF
Trading Symbol	DBJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBJP	$56	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

The Fund returned 49.79% for the period ended May 31, 2026. The Fund's underlying index returned 50.55% and the Fund's broad-based index the MSCI Japan Index returned 31.74% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Industrials and Financials. The Consumer Staples is the only sector that detracted from performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against the Japanese yen. The currency hedging strategy contributed positively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers MSCI Japan Hedged Equity ETF - NAV	MSCI Japan US Dollar Hedged Index (the Underlying Index)	MSCI Japan Index
'16	$10,000	$10,000	$10,000
'16	$8,975	$8,962	$9,754
'16	$9,541	$9,542	$10,386
'16	$9,665	$9,677	$10,425
'16	$9,626	$9,642	$10,592
'16	$10,116	$10,139	$10,732
'16	$10,659	$10,694	$10,473
'16	$11,022	$11,064	$10,575
'17	$11,045	$11,097	$10,968
'17	$11,098	$11,160	$11,091
'17	$11,031	$11,088	$11,050
'17	$11,154	$11,222	$11,166
'17	$11,409	$11,483	$11,502
'17	$11,722	$11,803	$11,624
'17	$11,766	$11,858	$11,859
'17	$11,722	$11,821	$11,853
'17	$12,227	$12,332	$12,085
'17	$12,919	$13,035	$12,643
'17	$13,119	$13,241	$13,021
'17	$13,316	$13,446	$13,111
'18	$13,512	$13,650	$13,712
'18	$13,006	$13,149	$13,506
'18	$12,636	$12,767	$13,128
'18	$13,186	$13,326	$13,309
'18	$12,976	$13,127	$13,178
'18	$12,922	$13,075	$12,846
'18	$13,128	$13,290	$12,897
'18	$13,055	$13,221	$12,926
'18	$13,788	$13,967	$13,318
'18	$12,557	$12,728	$12,192
'18	$12,705	$12,882	$12,240
'18	$11,447	$11,616	$11,423
'19	$12,075	$12,258	$12,120
'19	$12,363	$12,554	$12,116
'19	$12,395	$12,584	$12,184
'19	$12,670	$12,870	$12,353
'19	$11,861	$12,061	$11,864
'19	$12,235	$12,448	$12,308
'19	$12,373	$12,591	$12,325
'19	$11,986	$12,202	$12,200
'19	$12,706	$12,938	$12,693
'19	$13,353	$13,598	$13,309
'19	$13,610	$13,874	$13,384
'19	$13,828	$14,095	$13,663
'20	$13,620	$13,890	$13,477
'20	$12,319	$12,574	$12,245
'20	$11,473	$11,709	$11,369
'20	$11,998	$12,245	$11,982
'20	$12,796	$13,065	$12,692
'20	$12,814	$13,087	$12,690
'20	$12,356	$12,620	$12,489
'20	$13,331	$13,624	$13,439
'20	$13,399	$13,697	$13,571
'20	$13,065	$13,350	$13,354
'20	$14,671	$14,988	$15,022
'20	$15,139	$15,468	$15,642
'21	$15,189	$15,533	$15,485
'21	$15,678	$16,044	$15,720
'21	$16,410	$16,814	$15,887
'21	$15,990	$16,378	$15,645
'21	$16,438	$16,851	$15,998
'21	$16,429	$16,849	$15,842
'21	$16,032	$16,450	$15,642
'21	$16,535	$16,975	$16,122
'21	$17,250	$17,706	$16,565
'21	$17,033	$17,498	$16,008
'21	$16,528	$16,996	$15,613
'21	$17,090	$17,572	$15,909
'22	$16,231	$16,695	$15,102
'22	$16,042	$16,505	$14,933
'22	$16,784	$17,276	$14,858
'22	$16,393	$16,873	$13,550
'22	$16,548	$17,044	$13,772
'22	$16,138	$16,622	$12,685
'22	$16,815	$17,321	$13,408
'22	$17,018	$17,546	$13,066
'22	$16,029	$16,517	$11,712
'22	$16,968	$17,494	$12,059
'22	$17,553	$18,130	$13,226
'22	$16,657	$17,221	$13,262
'23	$17,515	$18,109	$14,086
'23	$17,696	$18,310	$13,545
'23	$18,057	$18,688	$14,082
'23	$18,611	$19,263	$14,134
'23	$19,491	$20,186	$14,396
'23	$21,048	$21,794	$14,986
'23	$21,405	$22,183	$15,438
'23	$21,481	$22,279	$15,064
'23	$21,668	$22,458	$14,748
'23	$21,117	$21,902	$14,084
'23	$22,478	$23,362	$15,289
'23	$22,482	$23,374	$15,956
'24	$24,419	$25,396	$16,693
'24	$25,813	$26,874	$17,193
'24	$26,897	$27,988	$17,630
'24	$26,866	$27,962	$16,852
'24	$27,296	$28,431	$17,078
'24	$27,845	$29,004	$16,956
'24	$27,662	$28,834	$17,939
'24	$26,999	$28,145	$18,030
'24	$26,490	$27,605	$17,927
'24	$27,232	$28,411	$17,228
'24	$27,106	$28,299	$17,341
'24	$28,338	$29,606	$17,282
'25	$28,466	$29,736	$17,552
'25	$27,371	$28,615	$17,314
'25	$27,309	$28,535	$17,340
'25	$27,458	$28,687	$18,247
'25	$28,953	$30,273	$18,985
'25	$29,582	$30,926	$19,310
'25	$30,431	$31,847	$19,039
'25	$31,890	$33,388	$20,363
'25	$32,967	$34,508	$20,859
'25	$35,547	$37,232	$21,567
'25	$35,827	$37,559	$21,418
'25	$36,297	$38,060	$21,533
'26	$38,195	$40,062	$22,952
'26	$41,998	$44,068	$24,923
'26	$37,678	$39,521	$21,827
'26	$40,633	$42,647	$23,825
'26	$43,369	$45,576	$25,010

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Japan Hedged Equity ETF - NAV	49.79%	21.41%	15.80%
MSCI Japan US Dollar Hedged Index	50.55%	22.02%	16.38%
MSCI Japan Index	31.74%	9.35%	9.60%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 659,822,380
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 2,154,122
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	659,822,380
Number of Portfolio Holdings	169
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	2,154,122

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	24%
Information Technology	18%
Financials	17%
Consumer Discretionary	15%
Communication Services	7%
Health Care	5%
Materials	4%
Consumer Staples	3%
Real Estate	2%
Utilities	1%
Energy	1%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	28.3% of Net Assets
Mitsubishi UFJ Financial Group, Inc.	3.9%
Toyota Motor Corp.	3.5%
SoftBank Group Corp.	3.4%
Tokyo Electron Ltd.	2.8%
Hitachi Ltd.	2.8%
Sumitomo Mitsui Financial Group, Inc.	2.6%
Kioxia Holdings Corp.	2.5%
Sony Group Corp.	2.4%
Advantest Corp.	2.3%
Mizuho Financial Group, Inc.	2.1%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000125719
Shareholder Report [Line Items]
Fund Name	Xtrackers Municipal Infrastructure Revenue Bond ETF
Class Name	Xtrackers Municipal Infrastructure Revenue Bond ETF
Trading Symbol	RVNU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RVNU	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the Underlying Index). The underlying index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

The Fund returned 7.56% for the period ended May 31, 2026. The Fund's underlying index returned 8.16% and the Fund's broad-based index the Bloomberg Municipal Bond Index returned 6.67% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Transport, Utilities and Tax-Backed.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Municipal Infrastructure Revenue Bond ETF - NAV	Solactive Municipal Infrastructure Revenue Bond Index (the Underlying Index)	Bloomberg Municipal Bond Index
'16	$10,000	$10,000	$10,000
'16	$10,273	$10,254	$10,159
'16	$10,216	$10,216	$10,165
'16	$10,270	$10,271	$10,179
'16	$10,187	$10,206	$10,128
'16	$10,033	$10,058	$10,021
'16	$9,519	$9,547	$9,648
'16	$9,685	$9,704	$9,761
'17	$9,722	$9,730	$9,825
'17	$9,777	$9,787	$9,893
'17	$9,786	$9,809	$9,915
'17	$9,866	$9,897	$9,987
'17	$10,076	$10,112	$10,146
'17	$10,069	$10,109	$10,109
'17	$10,143	$10,193	$10,191
'17	$10,248	$10,303	$10,268
'17	$10,209	$10,266	$10,216
'17	$10,234	$10,307	$10,241
'17	$10,237	$10,309	$10,187
'17	$10,393	$10,466	$10,293
'18	$10,215	$10,292	$10,172
'18	$10,121	$10,206	$10,141
'18	$10,161	$10,256	$10,179
'18	$10,118	$10,213	$10,142
'18	$10,265	$10,366	$10,259
'18	$10,267	$10,367	$10,267
'18	$10,282	$10,385	$10,292
'18	$10,310	$10,407	$10,319
'18	$10,209	$10,309	$10,251
'18	$10,096	$10,200	$10,188
'18	$10,206	$10,321	$10,301
'18	$10,345	$10,469	$10,425
'19	$10,416	$10,544	$10,504
'19	$10,491	$10,619	$10,560
'19	$10,751	$10,890	$10,727
'19	$10,828	$10,974	$10,767
'19	$11,037	$11,187	$10,915
'19	$11,070	$11,223	$10,956
'19	$11,158	$11,315	$11,044
'19	$11,450	$11,595	$11,218
'19	$11,340	$11,491	$11,129
'19	$11,329	$11,483	$11,148
'19	$11,351	$11,507	$11,177
'19	$11,394	$11,552	$11,210
'20	$11,677	$11,841	$11,412
'20	$11,926	$12,093	$11,559
'20	$11,199	$11,363	$11,139
'20	$10,867	$11,034	$11,000
'20	$11,340	$11,511	$11,350
'20	$11,568	$11,732	$11,443
'20	$11,801	$11,975	$11,636
'20	$11,728	$11,900	$11,581
'20	$11,676	$11,835	$11,584
'20	$11,657	$11,823	$11,549
'20	$11,985	$12,176	$11,723
'20	$12,116	$12,309	$11,795
'21	$12,241	$12,453	$11,870
'21	$11,923	$12,140	$11,681
'21	$12,031	$12,271	$11,753
'21	$12,228	$12,472	$11,852
'21	$12,302	$12,561	$11,887
'21	$12,373	$12,642	$11,919
'21	$12,487	$12,760	$12,019
'21	$12,405	$12,677	$11,975
'21	$12,256	$12,529	$11,888
'21	$12,242	$12,510	$11,854
'21	$12,418	$12,701	$11,954
'21	$12,456	$12,736	$11,974
'22	$12,032	$12,302	$11,646
'22	$11,910	$12,177	$11,604
'22	$11,390	$11,658	$11,228
'22	$10,860	$11,131	$10,917
'22	$11,088	$11,372	$11,080
'22	$10,677	$10,963	$10,898
'22	$11,101	$11,381	$11,186
'22	$10,640	$10,907	$10,941
'22	$10,124	$10,383	$10,521
'22	$9,876	$10,136	$10,434
'22	$10,653	$10,922	$10,922
'22	$10,582	$10,850	$10,953
'23	$11,104	$11,387	$11,267
'23	$10,738	$11,012	$11,012
'23	$11,068	$11,343	$11,257
'23	$11,083	$11,365	$11,232
'23	$11,000	$11,287	$11,134
'23	$11,153	$11,439	$11,246
'23	$11,172	$11,469	$11,290
'23	$10,945	$11,232	$11,128
'23	$10,492	$10,763	$10,802
'23	$10,188	$10,465	$10,709
'23	$11,182	$11,485	$11,389
'23	$11,555	$11,883	$11,654
'24	$11,529	$11,844	$11,594
'24	$11,527	$11,842	$11,609
'24	$11,513	$11,825	$11,609
'24	$11,344	$11,654	$11,465
'24	$11,358	$11,670	$11,432
'24	$11,579	$11,895	$12,100
'24	$11,681	$12,009	$12,206
'24	$11,731	$12,060	$12,305
'24	$11,898	$12,240	$12,437
'24	$11,691	$12,013	$12,273
'24	$11,964	$12,282	$12,465
'24	$11,737	$12,063	$12,314
'25	$11,687	$12,014	$12,356
'25	$11,806	$12,145	$12,486
'25	$11,500	$11,846	$12,286
'25	$11,397	$11,746	$12,208
'25	$11,256	$11,602	$12,187
'25	$11,306	$11,673	$11,736
'25	$11,184	$11,563	$11,712
'25	$11,272	$11,663	$11,814
'25	$11,692	$12,110	$12,088
'25	$11,873	$12,299	$12,238
'25	$11,888	$12,316	$12,266
'25	$11,869	$12,296	$12,277
'26	$11,914	$12,340	$12,392
'26	$12,110	$12,542	$12,546
'26	$11,868	$12,300	$12,255
'26	$12,039	$12,479	$12,395
'26	$12,107	$12,549	$12,441

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Municipal Infrastructure Revenue Bond ETF - NAV	7.56%	-0.32%	1.93%
Solactive Municipal Infrastructure Revenue Bond Index	8.16%	-0.02%	2.30%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

AssetsNet	$ 138,417,836
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 200,733
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	138,417,836
Number of Portfolio Holdings	280
Portfolio Turnover Rate (%)	24
Total Net Advisory Fees Paid ($)	200,733
Modified duration to worst	7.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Airport	31%
Water & Sewer	24%
Tax-Backed	12%
Public Power	11%
Toll Facilities	9%
Sales and Special Tax	5%
Lease	3%
Seaport	2%
Mass Transit	2%
Other	0%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
New York	23%
California	18%
Texas	12%
Florida	9%
Illinois	5%

Largest Holdings [Text Block]

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	18%
AA	60%
A	20%
BBB	2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000157941
Shareholder Report [Line Items]
Fund Name	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Class Name	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Trading Symbol	HDEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDEF	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the Underlying Index). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

The Fund returned 19.26% for the period ended May 31, 2026. The Fund's underlying index returned 18.94% and the Fund's broad-based index the MSCI EAFE Index returned 22.80% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Energy, Financials and Health Care. Information Technology and Consumer Discretionary sectors detracted from the performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from China, the United Kingdom and Singapore while Denmark, contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers MSCI EAFE High Div Yield Equity ETF - NAV	MSCI EAFE High Dividend Yield Index (the Underlying Index)	MSCI EAFE Index
'16	$10,000	$10,000	$10,000
'16	$9,992	$9,996	$9,664
'16	$10,333	$10,346	$10,154
'16	$10,338	$10,353	$10,161
'16	$10,473	$10,491	$10,286
'16	$10,544	$10,565	$10,076
'16	$10,473	$10,514	$9,875
'16	$10,985	$11,028	$10,213
'17	$10,933	$10,982	$10,509
'17	$11,254	$11,313	$10,659
'17	$11,641	$11,700	$10,953
'17	$11,568	$11,628	$11,231
'17	$11,895	$11,960	$11,644
'17	$11,623	$11,688	$11,623
'17	$11,542	$11,613	$11,958
'17	$11,636	$11,714	$11,954
'17	$11,909	$11,993	$12,251
'17	$12,175	$12,266	$12,437
'17	$12,028	$12,125	$12,568
'17	$12,066	$12,165	$12,769
'18	$12,147	$12,252	$13,410
'18	$11,846	$11,951	$12,805
'18	$11,634	$11,736	$12,552
'18	$12,073	$12,172	$12,861
'18	$11,653	$11,744	$12,572
'18	$11,537	$11,625	$12,418
'18	$11,904	$11,999	$12,724
'18	$11,601	$11,694	$12,478
'18	$11,681	$11,777	$12,587
'18	$10,968	$11,060	$11,585
'18	$10,887	$10,982	$11,570
'18	$10,466	$10,556	$11,009
'19	$11,168	$11,266	$11,732
'19	$11,522	$11,625	$12,031
'19	$11,574	$11,676	$12,107
'19	$11,851	$11,947	$12,447
'19	$11,216	$11,291	$11,850
'19	$11,941	$12,021	$12,552
'19	$11,707	$11,790	$12,393
'19	$11,422	$11,506	$12,072
'19	$11,906	$11,993	$12,418
'19	$12,464	$12,558	$12,864
'19	$12,505	$12,603	$13,009
'19	$13,035	$13,139	$13,432
'20	$12,627	$12,727	$13,151
'20	$11,456	$11,549	$11,963
'20	$9,838	$9,921	$10,366
'20	$10,385	$10,464	$11,036
'20	$10,587	$10,662	$11,516
'20	$10,967	$11,040	$11,908
'20	$11,037	$11,108	$12,186
'20	$11,502	$11,577	$12,812
'20	$11,081	$11,150	$12,479
'20	$10,629	$10,697	$11,981
'20	$12,323	$12,408	$13,838
'20	$12,804	$12,893	$14,482
'21	$12,710	$12,798	$14,328
'21	$12,853	$12,942	$14,649
'21	$13,288	$13,379	$14,986
'21	$13,554	$13,636	$15,437
'21	$14,015	$14,097	$15,990
'21	$13,733	$13,816	$15,761
'21	$13,861	$13,945	$15,879
'21	$13,787	$13,870	$16,159
'21	$13,095	$13,173	$15,690
'21	$13,344	$13,423	$16,076
'21	$12,869	$12,953	$15,328
'21	$13,685	$13,778	$16,113
'22	$13,885	$13,983	$15,334
'22	$13,852	$13,955	$15,063
'22	$14,163	$14,258	$15,160
'22	$13,580	$13,670	$14,179
'22	$13,713	$13,792	$14,286
'22	$12,480	$12,555	$12,960
'22	$12,664	$12,738	$13,606
'22	$12,157	$12,234	$12,960
'22	$11,094	$11,166	$11,747
'22	$11,688	$11,765	$12,379
'22	$13,082	$13,171	$13,773
'22	$13,318	$13,413	$13,784
'23	$14,151	$14,250	$14,901
'23	$13,785	$13,886	$14,590
'23	$14,262	$14,359	$14,951
'23	$14,647	$14,736	$15,373
'23	$13,770	$13,843	$14,723
'23	$14,476	$14,555	$15,393
'23	$15,117	$15,203	$15,891
'23	$14,549	$14,636	$15,282
'23	$14,439	$14,532	$14,760
'23	$13,935	$14,025	$14,162
'23	$14,991	$15,088	$15,476
'23	$15,801	$15,903	$16,298
'24	$15,539	$15,640	$16,392
'24	$15,412	$15,512	$16,692
'24	$15,926	$16,020	$17,222
'24	$15,863	$15,947	$16,800
'24	$16,495	$16,573	$17,450
'24	$16,100	$16,173	$17,169
'24	$16,833	$16,912	$17,672
'24	$17,549	$17,631	$18,247
'24	$17,942	$18,028	$18,415
'24	$16,909	$16,992	$17,414
'24	$16,721	$16,807	$17,315
'24	$16,294	$16,382	$16,921
'25	$17,128	$17,219	$17,811
'25	$17,541	$17,635	$18,156
'25	$18,174	$18,265	$18,083
'25	$18,957	$19,035	$18,911
'25	$19,320	$19,381	$19,777
'25	$19,772	$19,832	$20,212
'25	$19,678	$19,741	$19,928
'25	$20,575	$20,643	$20,778
'25	$20,352	$20,413	$21,176
'25	$20,401	$20,461	$21,425
'25	$21,154	$21,223	$21,558
'25	$21,666	$21,735	$22,204
'26	$22,416	$22,486	$23,363
'26	$23,887	$23,968	$24,444
'26	$22,431	$22,497	$21,929
'26	$23,183	$23,217	$23,563
'26	$23,041	$23,051	$24,285

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI EAFE High Div Yield Equity ETF - NAV	19.26%	10.45%	8.71%
MSCI EAFE High Dividend Yield Index	18.94%	10.34%	8.71%
MSCI EAFE Index	22.80%	8.72%	9.28%

AssetsNet	$ 2,268,639,287
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 1,960,229
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	2,268,639,287
Number of Portfolio Holdings	115
Portfolio Turnover Rate (%)	24
Total Net Advisory Fees Paid ($)	1,960,229

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	27%
Consumer Staples	19%
Health Care	17%
Energy	11%
Utilities	8%
Industrials	8%
Consumer Discretionary	4%
Communication Services	4%
Real Estate	1%
Information Technology	1%
Materials	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Switzerland	20%
United Kingdom	18%
France	13%
Germany	9%
Japan	8%
Singapore	6%
Spain	5%
Denmark	4%
Australia	3%
Israel	2%
Italy	2%
Other	9%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	41.1% of Net Assets
Roche Holding AG (Switzerland)	5.0%
Nestle SA (Switzerland)	5.0%
Novartis AG (Switzerland)	5.0%
Shell PLC (United Kingdom)	4.8%
TotalEnergies SE (France)	4.2%
Allianz SE (Germany)	4.1%
Novo Nordisk A/S (Denmark)	3.6%
Iberdrola SA (Spain)	3.4%
British American Tobacco PLC (United Kingdom)	3.0%
Unilever PLC (United Kingdom)	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting
C000251233
Shareholder Report [Line Items]
Fund Name	Xtrackers US 0-1 Year Treasury ETF
Class Name	Xtrackers US 0-1 Year Treasury ETF
Trading Symbol	TRSY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers US 0-1 Year Treasury ETF (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TRSY	$6	0.06%

Gross expense ratio as of the latest prospectus: 0.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE U.S. Treasury Short Bond Index (the Underlying Index). The Underlying Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year.

The Fund returned 3.95% for the period ended May 31, 2026. The Fund's underlying index returned 4.00% and the Fund's broad-based index the ICE BofA US Treasury Index returned 3.75% during the same period.

Both U.S. Treasury Bills and U.S. Treasury Notes were positive contributors to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers US 0-1 Year Treasury ETF - NAV	ICE U.S. Treasury Short Bond Index (the Underlying Index)	ICE BofA US Treasury Index
10/9/24	$10,000	$10,000	$10,000
10/31/24	$10,027	$10,028	$9,885
11/30/24	$10,064	$10,065	$9,965
12/31/24	$10,106	$10,108	$9,798
1/31/25	$10,142	$10,144	$9,852
2/28/25	$10,176	$10,178	$10,073
3/31/25	$10,210	$10,214	$10,092
4/30/25	$10,246	$10,250	$10,148
5/31/25	$10,278	$10,282	$10,039
6/30/25	$10,314	$10,319	$10,169
7/31/25	$10,347	$10,352	$10,130
8/31/25	$10,392	$10,396	$10,232
9/30/25	$10,429	$10,435	$10,328
10/31/25	$10,465	$10,471	$10,393
11/30/25	$10,497	$10,503	$10,455
12/31/25	$10,535	$10,542	$10,404
1/31/26	$10,565	$10,572	$10,408
2/28/26	$10,594	$10,601	$10,604
3/31/26	$10,621	$10,629	$10,414
4/30/26	$10,653	$10,662	$10,405
5/31/26	$10,684	$10,693	$10,415

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 10/9/24
Xtrackers US 0-1 Year Treasury ETF - NAV	3.95%	4.12%
ICE U.S. Treasury Short Bond Index	4.00%	4.16%
ICE BofA US Treasury Index	3.75%	2.50%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 71,250,765
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 17,866
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	71,250,765
Number of Portfolio Holdings	104
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	17,866
Modified duration to worst	0.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	100%

Largest Holdings [Text Block]

Asset Allocation Table

Table Summary
Asset Type	% of Net Assets
U.S. Treasury Obligations	99%
Other Assets and Liabilities (Net)	1%

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting

[1]	Based on the period November 25, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[2]	Annualized.